Segment and Geographic Data (Details) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 08, 2020 shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) segment $ / shares shares	Dec. 31, 2018 USD ($)
Revenue, Major Customer [Line Items]
Total Revenue | $		$ 123.4	$ 79.1	$ 336.5	$ 202.2
HoldCo Units
Revenue, Major Customer [Line Items]
Number of units not yet vested (in shares) | shares		1,250,879		1,250,879		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value | $ / shares		$ 9.13		$ 9.13		$ 0
Shares issued in conversion (in shares) | shares	1,325,330			1,332,239
Effect of Reorganization Transactions and IPO (in dollars per share) | $ / shares				$ 8.98
Vested (in shares) | shares				(68,587)
Vested (in dollars per share) | $ / shares				$ 6.08
Forfeited (in shares) | shares				(12,773)
Forfeited (in dollars per share) | $ / shares				$ 9.67
DiscoverOrg Holdings
Revenue, Major Customer [Line Items]
Number of operating segments | segment						1
Total Revenue | $						$ 293.3	$ 144.3
United States | DiscoverOrg Holdings
Revenue, Major Customer [Line Items]
Total Revenue | $						267.3	134.9
Rest of world | DiscoverOrg Holdings
Revenue, Major Customer [Line Items]
Total Revenue | $						$ 26.0	$ 9.4
Rest of world | DiscoverOrg Holdings | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration risk (as a percent)						9.00%	7.00%